Investments in Associates and Joint Ventures - Changes in Accumulated Impairment Losses (Detail) - PHP (₱) ₱ in Millions		12 Months Ended
	Jul. 29, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year		₱ 51,546	₱ 53,364
Additions during the year (Note 4)	₱ 248	1,636	3,514	₱ 1,754
Balances at end of the year		50,308	51,546	53,364
Fixed asset impairment [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Balances at beginning of the year		2,805	2,755
Additions during the year (Note 4)		70	50
Balances at end of the year		₱ 2,875	₱ 2,805	₱ 2,755